Expense Example - GQG GLOBAL EQUITY ETF - GQG GLOBAL EQUITY ETF SHARES	Nov. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	$ 235